REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract assets and contract liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenue recognized which was previously deferred	$ 101,151
Contract assets and contract liabilities
Contract assets, current	235,712	$ 202,462
Contract assets, non-current	9,582	5,627
Contract liabilities	$ 208,636	$ 185,596